Summary of Significant Accounting Policies - Schedule of Anti-dilutive Securities Excluded from Computation of Earning Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total	610,412	493,745
Convertible Notes Payable [Member]
Total	19,286	19,286
Common Stock Issuable [Member]
Total	383,343	383,343
Common Stock Warrants [Member]
Total	20,667	54,000
Common Stock Options [Member]
Total	187,116	37,116